Average Annual Total Returns - Eaton Vance Municipal Income Funds - Classes A, C and I	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Eaton Vance Georgia Municipal Income Fund | Bloomberg Georgia Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.56%	0.99%	2.08%
Eaton Vance Georgia Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance Georgia Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.03%)	0.14%	1.58%
Eaton Vance Georgia Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.06%)	0.13%	1.57%
Eaton Vance Georgia Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.02%)	0.62%	1.80%
Eaton Vance Georgia Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.54%)	0.03%	1.30%
Eaton Vance Georgia Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	1.00%	2.11%
Eaton Vance Maryland Municipal Income Fund | Bloomberg Maryland Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.70%	0.65%	1.84%
Eaton Vance Maryland Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance Maryland Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.62%)	0.14%	1.43%
Eaton Vance Maryland Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	0.09%	1.39%
Eaton Vance Maryland Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	0.59%	1.66%
Eaton Vance Maryland Municipal Income Fund | Class C | After Taxes on Distributions and Sales_custom
Prospectus [Line Items]
Average Annual Return, Percent	(0.09%)	0.05%	1.16%
Eaton Vance Maryland Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.78%	0.97%	1.93%
Eaton Vance Missouri Municipal Income Fund | Bloomberg Missouri Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.38%	1.10%	2.33%
Eaton Vance Missouri Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance Missouri Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.74%)	(0.04%)	1.57%
Eaton Vance Missouri Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.79%)	(0.05%)	1.56%
Eaton Vance Missouri Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.29%	0.57%	1.88%
Eaton Vance Missouri Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.26%)	(0.14%)	1.28%
Eaton Vance Missouri Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.71%	0.82%	2.09%
Eaton Vance North Carolina Municipal Income Fund | Bloomberg North Carolina Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.67%	0.65%	1.81%
Eaton Vance North Carolina Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance North Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.99%)	0.00%	1.38%
Eaton Vance North Carolina Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)	(0.01%)	1.37%
Eaton Vance North Carolina Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.03%	0.52%	1.66%
Eaton Vance North Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.38%)	(0.09%)	1.11%
Eaton Vance North Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.55%	0.86%	1.91%
Eaton Vance Oregon Municipal Income Fund | Bloomberg Oregon Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.50%	0.69%	2.06%
Eaton Vance Oregon Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance Oregon Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.66%)	0.07%	1.70%
Eaton Vance Oregon Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.72%)	0.04%	1.68%
Eaton Vance Oregon Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.29%	0.63%	1.98%
Eaton Vance Oregon Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.07%)	(0.03%)	1.42%
Eaton Vance Oregon Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.83%	0.92%	2.23%
Eaton Vance South Carolina Municipal Income Fund | Bloomberg South Carolina Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.77%	1.16%	2.44%
Eaton Vance South Carolina Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance South Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.32%)	0.18%	1.58%
Eaton Vance South Carolina Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.33%)	0.17%	1.57%
Eaton Vance South Carolina Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.58%	0.68%	1.83%
Eaton Vance South Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	0.12%	1.31%
Eaton Vance South Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	1.05%	2.12%
Eaton Vance Virginia Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Eaton Vance Virginia Municipal Income Fund | Bloomberg Virginia Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.82%	0.84%	2.01%
Eaton Vance Virginia Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.84%)	(0.07%)	1.47%
Eaton Vance Virginia Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.88%)	(0.09%)	1.44%
Eaton Vance Virginia Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.82%	0.53%	1.79%
Eaton Vance Virginia Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.66%	(0.17%)	1.20%
Eaton Vance Virginia Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	0.78%	2.00%